SHARE-BASED COMPENSATION - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Options outstanding as of December 31, 2025
Number of Shares | shares	1,810,298
Exercise Price per Share | $ / shares	$ 1.07
Remaining Contractual Life	4 years 5 months 23 days
Options exercisable as of December 31, 2025
Number of Shares | shares	1,685,173
Exercise Price per Share | $ / shares	$ 1.11
Remaining Contractual Life	4 years 2 months 23 days
Range One
Options outstanding as of December 31, 2025
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	3 years 7 months 6 days
Options exercisable as of December 31, 2025
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	3 years 7 months 6 days
Range Two
Options outstanding as of December 31, 2025
Number of Shares | shares	181,650
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	5 years
Options exercisable as of December 31, 2025
Number of Shares | shares	181,650
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	5 years
Range Three
Options outstanding as of December 31, 2025
Number of Shares | shares	200,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	6 years 1 month 6 days
Options exercisable as of December 31, 2025
Number of Shares | shares	150,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	6 years 1 month 6 days
Range Four
Options outstanding as of December 31, 2025
Number of Shares | shares	430
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	8 years 3 days
Options exercisable as of December 31, 2025
Number of Shares | shares	430
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	8 years 3 days
Range Five
Options outstanding as of December 31, 2025
Number of Shares | shares	154,125
Exercise Price per Share | $ / shares	$ 0.43
Remaining Contractual Life	9 years 3 days
Options exercisable as of December 31, 2025
Number of Shares | shares	79,000
Exercise Price per Share | $ / shares	$ 0.43
Remaining Contractual Life	9 years 3 days